14. Income Taxes (Details-Deferred income taxes) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reserves and accruals	$ 51,290	$ 309,724
Net operating losses	1,166,436	504,644
Valuation allowance	(1,217,726)	(814,368)
Deferred tax assets	$ 0	$ 0